Note 17 - Deferred Income Tax and Social Contribution - Applied Rates (Details)	12 Months Ended
Dec. 31, 2021
CANADA
Statement Line Items [Line Items]
Applied rates	26.50%
Bottom of range [member] | Central America and the Caribbean [member]
Statement Line Items [Line Items]
Applied rates	15.00%
Top of range [member] | Central America and the Caribbean [member]
Statement Line Items [Line Items]
Applied rates	27.00%
Top of range [member] | Latin America, south [member]
Statement Line Items [Line Items]
Applied rates	35.00% [1]

[1]	Amendments to Argentine tax legislation enacted in June 2021 and applicable from January, 2021 increased the income tax rate from 30% to 35%.